SHARE-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation [Abstract]
Schedule of Stock-Based Compensation Activity
	Number of options	Weighted-average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2024	53,914	$38.94	4.88	$316
Granted	-	-	-	-
Exercised	(13,780)	$0.03	(0.01)	$490
Forfeited	(326)	$60.52	(6.02)	-
Expired	(13,492)	$41.06	-	-
Outstanding at September 30, 2024	26,316	$57.97	7.09	-
Exercisable at September 30, 2024	26,316	$57.97	7.09	-

Vested and expected to vest at September 30, 2024	26,316	$57.97	7.09	-

	Number of options	Weighted-average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2022	54,135	$38.93	5.88	$144
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Forfeited	-	$-	-	$-
Expired	(221)	$(38.41)	-	$-
Outstanding at December 31, 2023	53,914	$38.94	4.88	$316

Exercisable at December 31, 2023	39,340	$30.95	3.62	$316

Vested and expected to vest at December 31, 2023	53,914	$38.94	4.88	$316

	Number of options	Weighted-average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at December 31, 2021	31,897	$23.88	4.46	$493
Granted	24,119	$60.51	9.98	$-
Exercised	(46)	$60.49	(8.22)	$-
Forfeited	(1,128)	$60.50	(9.18)	$-
Expired	(707)	$(61.01)	-	$-
Outstanding at December 31, 2022	54,135	$38.93	5.88	$144

Exercisable at December 31, 2022	30,677	$22.46	3.29	$144

Vested and expected to vest at December 31, 2022	54,135	$38.93	5.88	$144

Schedule of Share-Based Compensation Expense
	Nine months ended September 30,		Three months ended September 30,
	2024	2023	2024	2023
Research and development	$2,424	$57	$2,385	$19
General and administrative	3,438	39	3,413	13
	$5,862	$96	$5,798	$32

	Year ended December 31
	2023	2022
Research and development	$78	$60
General and administrative	52	65
	$130	$125

Schedule of Fair Value Options Granted Using Black-Scholes Option Pricing Model
Expected volatility	74.82%
Assumptions regarding the price of the underlying shares:
Probability of an IPO scenario (including de-SPAC transaction)	67%
Expected time to IPO (including de-SPAC transaction) (years)	0.137
Probability of other liquidation events	33%
Expected time to liquidation (years)	2.25
Expected return on Equity	22%

Year ended December 31, 2022
Employees
Expected term (in years)	6.05 - 10.00
Expected volatility	82.97% - 88.45%
Risk-free interest rate	2.31% - 2.90%
Expected dividend yield	0.00%
Exercise price	$60.51

Non-Employees
Expected term (in years)	9.78
Expected volatility	88.46%
Risk-free interest rate	2.31%
Expected dividend yield	0.00%
Exercise price	$60.51

Schedule of Options Granted
	Year ended December 31, 2022
	Award amount	Exercise price	Vesting period	Expiration
Employees	23,234	60.51	up to 4 years	10 years
Non-employees	886	60.51	Immediate	10 years
Total granted	24,120

Schedule of Number of Options Outstanding

	Number of options	Weighted-average grant-date fair value price

Outstanding at December 31, 2022	23,393	$21.67
Granted	-	$-
Vested	(8,827)	$21.60
Forfeited	-	$-

Outstanding at December 31, 2023	14,566	$21.72

Outstanding at December 31, 2021	1,976	$17.33
Granted	23,234	$21.76
Vested	(690)	$16.04
Forfeited	(1,127)	$19.34

Outstanding at December 31, 2022	23,393	$21.67

	Number of options	Weighted-average grant-date fair value price

Outstanding at December 31, 2022	59	$11.21
Granted	-	$-
Vested	(59)	$11.21
Forfeited	-	$-
Outstanding at December 31, 2023	-	$-

Outstanding at December 31, 2021	135	$11.09
Granted	886	$26.96
Vested	(962)	$25.69
Forfeited	-	$-
Outstanding at December 31, 2022	59	$11.21